November 2, 2000

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:       Evergreen Select Equity Trust (the "Trust")
               File Nos. 811-08363 and 333-36047

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment No. 14 to Registration Statement No. 811-08363 and 333-36047 filed electronically on October 26, 2000.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                                 Sincerely yours,

                                                 /s/ Allison McLellan

                                                 Allison McLellan

Enclosure